SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the useful lives of long-lived assets, the recoverability of long-lived assets, the capitalization of software development costs, the valuation of the Company’s stock-based compensation, including the fair value of common stock and the valuation of warrants to purchase the Company’s stock, the valuation of derivative liabilities and the valuation allowance for income taxes. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of September 30, 2021 (unaudited), December 31, 2020 and 2019, the Company had $47.9 million, $11.1 million, and $9.9 million of cash and cash equivalents, which included cash equivalents of $26.3 million, $7.6 million, and $7.2 million in highly liquid investments as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively.

The Company maintains a letter of credit to secure a lease of the Company’s headquarters. A portion of the Company’s cash is collateralized in conjunction with the letter of credit and is classified as restricted cash on the Company’s balance sheets. As of September 30, 2021 (unaudited), December 31, 2020 and 2019, the Company had $0.4 million, $0.4 million, and $0.5 million in restricted cash. At the end of each year of the lease, the face amount of the letter of credit is reduced by a fixed amount of approximately $0.1 million and reclassified into cash and cash equivalents on the Company’s balance sheets. The balances to be reclassified to cash in the next twelve months are classified as restricted cash, short-term with the remaining balance classified as restricted cash, long-term on the balance sheets.

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the statements of cash flows are as follows (in thousands):

	September 30,	December 31,
	2021	2020	2019
	(unaudited)
Cash and cash equivalents	$47,886	$11,055	$9,858
Restricted cash, short-term	65	65	65
Restricted cash, long-term	340	340	405
Cash, cash equivalents and restricted cash	$49,291	$11,460	$10,328

Investments

Investments

The Company’s primary objectives of its investment activities are to preserve principal, provide liquidity, and maximize income without significantly increasing risk. The Company’s investments are made in United States (“U.S.”) treasury securities, U.S. government money market funds or other direct securities issued by the U.S. Government or its agencies. The Company classifies its investments as available-for-sale at the time of purchase since it is intended that these investments are available for current operations. Investments not considered cash equivalents and with maturities of one year or less from the balance sheet dates are classified as marketable securities investments. Investments with maturities greater than one year from the balance sheet dates are classified as long-term investments.

Investments are reported at fair value and are subject to periodic impairment review. Unrealized gains and losses related to changes in the fair value of these securities are recognized in accumulated other comprehensive income (loss), net of tax, unless they are determined to be other-than-temporary impairments. The ultimate value realized on these securities is subject to market price volatility until they are sold.

There were no other-than-temporary impairments as of September 30, 2021 (unaudited), December 31,2020 and 2019.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, restricted cash, marketable securities investments, long-term investments, prepaid expenses and other current assets, accounts payable and accrued expenses, short-term and long-term notes payable and other current liabilities. The assets and liabilities that were measured at fair value on a recurring basis are cash equivalents, marketable securities and long-term investments. The Company believes that the carrying values of the remaining financial instruments approximate their fair values. The Company applies fair value accounting in accordance with ASC 820, Fair Value Measurements for valuation of financial instruments. ASC 820 provides a framework for measuring fair value under GAAP that expands disclosures about fair value measurements, establishes a fair value hierarchy, and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of the fair value hierarchy are summarized as follows:

Level 1 — Fair value is based on observable inputs such as quoted prices for identical assets or liabilities in active markets.

Level 2 — Fair value is determined using quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active or are directly or indirectly observable.

Level 3 — Fair value is determined using one or more significant inputs that are unobservable in active markets at the measurement date, such as an option pricing model, discounted cash flow, or similar technique.

The carrying value and fair value of the Company’s financial instruments as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively, are as follows:

	As of September 30, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total

	(unaudited)
Assets
Cash equivalents:
United States money market funds	$26,318	—	—	$26,318
Short-term investments
United States treasury securities	—	5,005	—	5,005
Long-term investments
United States treasury securities	$—	—	—	$—
Liabilities
Derivative liability	$—	—	13,946	$13,946

	As of December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,586	—	—	$7,586
Marketable securities
United States treasury securities	—	53,553	—	53,553
Long-term investments
United States treasury securities	$—	—	—	$—

	As of December 31, 2019
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,160	—	—	$7,160
Short-term investments
United States treasury securities	—	68,322	—	68,322
Marketable securities
United States treasury securities	$—	7,311	—	$7,311

Convertible Notes and Derivatives

Convertible Notes and Derivatives

The Company accounts for convertible notes, net using an amortized cost model pursuant to ASC 835, Interest. Convertible notes are classified as liabilities measured at amortized cost, net of debt discounts from debt issuance costs, lender fees, and the initial fair value of bifurcated derivatives, which reduce the initial carrying amount of the notes. The carrying value is accreted to the stated principal amount at contractual maturity using the effective-interest method with a corresponding charge to interest expense pursuant to ASC 835. Debt discounts are presented on the balance sheet as a direct deduction from the carrying amount of the related debt.

The Company accounts for its derivatives in accordance with, ASC 815-10, Derivatives and Hedging, or ASC 815-15, Embedded Derivatives, depending on the nature of the derivative instrument. ASC 815 requires each contract that is not a derivative in its entirety be assessed to determine whether it contains embedded derivatives that are required to be bifurcated and accounted for as a derivative financial instrument. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument. Embedded derivatives are measured at fair value and remeasured at each subsequent reporting period, and recorded within convertible notes, net on the accompanying Balance Sheets and changes in fair value recorded in other expense within the Statements of Operations.

Property, Equipment and Software

Property, Equipment and Software

Property, equipment and software is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are recorded on a straight-line basis over each asset’s estimated useful life.

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Developed software	2 – 4 years

Leases

Leases

The Company accounts for leases under Accounting Standards Codification Topic 840 (“ASC 840”). We categorize leases at their inception as either operating or capital leases based on whether the terms of the lease agreement effectively transfers ownership of the underlying asset to the company. The criteria for evaluation of capital leases include an evaluation of whether title transfers at the end of the lease term, whether the lease includes a bargain purchase option, whether the lease term is for a majority of the underlying assets useful life, or the contractual lease payments equal a majority of the fair value of the underlying asset. Our outstanding leases are primarily operating leases. For operating leases, we recognize lease costs on a straight-line basis upon the earlier of the inception date per rent agreement or the date on which control of the space is achieved, without regard to deferred payment terms such as rent holidays considered at inception of lease that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement. We categorized our deferred rent as part of the accrued expenses and other current liabilities, and the long-term deferred rent financial statement line items.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment annually, or whenever events or circumstances indicate that the carrying amount of an asset may not be fully recoverable. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flows it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated.

Deferred Transaction Costs

Deferred Transaction Costs

Deferred transaction costs, which consist of direct incremental legal, consulting, and accounting fees relating to the merger transaction, as discussed in Note 12 — Subsequent Events, are capitalized and will be recorded against proceeds upon the consummation of the transaction. In the event the merger transaction is terminated, deferred transaction costs will be expensed. As of December 31, 2020 the Company had not incurred such costs, but as of September 30, 2021 (unaudited) the Company has deferred such costs of $4.1 million within the Prepaid expenses and other current assets.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of September 30, 2021 (unaudited), December 31, 2020 and 2019. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation expense related to stock option awards and restricted stock units (“RSUs”) granted to employees, directors and non-employees is based on estimated grant-date fair values. For stock option awards, the Company uses the straight-line method to allocate compensation expense to reporting periods over each optionee’s requisite service period, which is generally the vesting period, and estimates the fair value of share-based awards to employees and directors using the Black-Scholes option- pricing model. The Black-Scholes model requires the input of subjective assumptions, including expected volatility, expected dividend yield, expected term, risk-free rate of return and the estimated fair value of the underlying ordinary shares on the date of grant. The fair value of each RSU is based on the fair value of the Company’s common stock on the date of grant. The related stock-based compensation is recognized on a graded vesting basis as the RSU awards are associated with a performance condition. The Company accounts for the effect of forfeitures as they occur.

Internal Use Software

Internal Use Software

The Company capitalizes certain costs associated with creating and enhancing internally developed software related to the Company’s technology infrastructure and such costs are recorded within property, equipment and software, net. These costs include personnel and related employee benefit expenses for employees who are directly associated with and who devote time to software development projects. Software development costs that do not qualify for capitalization are expensed as incurred and recorded in research and development expense in the Statements of Operations and comprehensive income (loss).

Software development activities typically consist of three stages: (1) the planning phase; (2) the application and infrastructure development stage; and (3) the post implementation stage. Costs incurred in the planning and post implementation phases, including costs associated with training and repairs and maintenance of the developed technologies, are expensed as incurred. The Company capitalizes costs associated with software developed when the preliminary project stage is completed, management implicitly or explicitly authorizes and commits to funding the project and it is probable that the project will be completed and perform as intended. Costs incurred in the application and infrastructure development phases, including significant enhancements and upgrades, are capitalized. Capitalization ends once a project is substantially complete, and the software is ready for its intended purpose. Software development costs are depreciated using a straight-line method over the estimated useful life, commencing when the software is ready for its intended use. The straight-line recognition method approximates the manner in which the expected benefit will be derived. Internal use software is tested for impairment in accordance with our long- lived assets impairment policy.

Research and Development Expense

Research and Development Expense

Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred except for amounts capitalized to internal-use software.

General, and Administrative Expenses

General, and Administrative Expenses

General, and administrative expense consist of personnel costs, allocated facilities expenses, depreciation and amortization, travel, and business development costs.

Other Income

Other Income

As part of our research and development activities, we contract with shippers and freight carriers to transfer freight between the Company’s transfer hubs in return for cash consideration. Transferring freight with the Company’s research and development truck fleet are not and will not be considered an output of the Company’s ordinary activities. Consideration received from such arrangements is presented as other income in the Company’s unaudited Statement of Operations.

Interest Income	Interest Income Interest income primarily consists of investment and interest income from marketable securities, long- term investments and our cash and cash equivalents.
Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers all series of its redeemable convertible preferred stock to be participating securities. Net loss is attributed to common stockholders and participating securities based on their participation rights. Net loss attributable to common stockholders is not allocated to the redeemable convertible preferred stock as the holders of the redeemable convertible preferred stock do not have a contractual obligation to share in any losses.

Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of redeemable convertible preferred stock, stock options, and warrants. As the Company has reported losses for all periods presented, all potentially dilutive securities including preferred stock, stock options, and warrants, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is defined as the total change in shareholders’ equity during the period other than from transactions with shareholders. Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is comprised of unrealized gains or losses on investments classified as available-for-sale.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted ASU 2016-18 as of January 1, 2019, using a retrospective transition method to each period presented.

In June 2018, the FASB issued ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, to align the accounting for share-based payment awards issued to employees and nonemployees, particularly with regard to the measurement date and the impact of performance conditions. The new guidance requires equity-classified share-based payment awards issued to nonemployees to be measured on the grant date, instead of being re-measured through the performance completion date under the current guidance. For public entities, ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, and early adoption is permitted. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019. The Company chose to early adopt ASU 2018-07 effective for its financial statements starting January 1, 2019 with no impact to its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), to improve the effectiveness of disclosures in the note to the financial statements by facilitating clear communication of the information required by generally accepted accounting principles. The adoption of ASU 2018-13 is effective for the Company beginning January 1, 2020. The adoption of this standard did not have a material impact to the Company’s results of operations for the year ended December 31, 2020.

In November 2019, the FASB issued ASU 2019-08, Compensation Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration Payable to a Customer (“ASU 2019-08”), which requires that share based consideration payable to a customer is measured under stock compensation guidance. Under ASU 2019-08, awards issued to customers are measured and classified following the guidance in Topic 718 while the presentation of the fair value of the award is determined following the guidance in ASC 606. ASU 2019-08 was early adopted in conjunction with the adoption of ASU 2018-07. The new ASU was adopted using a modified retrospective transition approach with no impact to the Company’s financial statements.

Recently Issued Accounting Pronouncements

As an emerging growth company (“EGC”), the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which supersedes the guidance in former ASC 840, Leases. This standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases under ASC 840. In May 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which deferred the effective dates for non-public entities. Therefore, this standard is effective for annual reporting periods, and interim periods within those years, for public entities beginning after December 15, 2018 and for private entities beginning after December 15, 2021. Originally, a modified retrospective transition approach was required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued guidance to permit an alternative transition method for Topic 842, which allows transition to the new lease standard by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Entities may elect to apply either approach. There are also a number of optional practical expedients that entities may elect to apply. The Company is currently assessing the impact of this standard on its financial statements. The Company expects to record a material right-of-use asset and lease liability in connection with adopting this standard as of January 1, 2022.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. ASU 2019-12 is effective for the Company beginning January 1, 2022, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s financial statements and does not expect it to have a material impact on the financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815- 40): Accounting for convertible instruments and contracts in an entity’s own equity. The ASU simplifies accounting for convertible instruments by removing certain separation models required under current U.S. GAAP. The ASU also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and it revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share for convertible instruments by using the if-converted method. The amendments are effective for the Company beginning January 1, 2024, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently assessing the impact of this standard on its financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope. ASU 2021-01 clarifies that certain optional expedients and exceptions in ASC 848, for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. ASU 2021-01 also amends the expedients and exceptions in ASC 848 to capture the incremental consequences of the scope clarification and to tailor the existing guidance to derivative instruments affected by the discounting transition. Because the guidance is intended to assist stakeholders during the global market-wide reference rate transition period, it is in effect for a limited time, from March 12, 2020, through December 31, 2022. The Company is currently evaluating the impact of adopting ASU 2021-01 on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04. ASU 2021-04 provides clarification and reduces diversity in an issuer’s accounting for certain modifications or exchanges of freestanding equity-classified written call options, such as warrants, that remain equity classified after modification or exchange. This guidance will be effective for us on January 1, 2022 with early adoption permitted and will be applied prospectively. We are currently evaluating the impact of this guidance on our consolidated financial statements.

In July 2021, the FASB issued ASU 2021-05-Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments, which amends the lease classification requirements for lessors. Lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if the lease would have been classified as a sales-type lease or a direct financing lease and the lessor would have otherwise recognized a day-one loss. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2021-05 on its consolidated financial statements.